Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Receivable
Schedule of trade account receivables

	2025	2024
Trade accounts receivable	5,039,083	4,815,750

Accounts receivable	5,741,906	5,486,319

Billed services	2,695,504	2,481,786
Unbilled services	1,418,994	1,302,906
Network use (interconnexion)	997,297	992,414
Goods sold	603,882	684,858
Contractual assets (Note 22)	25,898	24,027
Other accounts receivable	331	328

Provision for expected credit losses	(702,823)	(670,569)

Current portion	(4,901,777)	(4,677,935)
Non-current portion	137,306	137,815

Schedule of changes in the allowance for doubtful accounts

	2025	2024

Opening balance	670,569	629,739
Supplement to expected losses, net of reversal	765,783	693,122
Write-offs of provision	(733,529)	(652,292)
Closing balance	702,823	670,569

Schedule of aging of accounts receivable

	2025	2024

Total	5,741,906	5,486,319

Current	4,239,134	3,917,182
Overdue (days):
≤30	428,654	372,836
≤60	139,462	123,183
≤90	127,781	149,653
≤120	121,913	105,426
>120	684,962	818,039